Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of interest income

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Financial interest	65	822	1,328
Interests on government notes at amortized costs	—	—	2,442

Total interest income	65	822	3,770

Schedule of interest expense

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Borrowings interest (Note 18.2)	(50,660)	(47,923)	(34,159)
Other interest	—	—	(4)

Total interest expense	(50,660)	(47,923)	(34,163)

Schedule of other financial results

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Amortized cost (Note 18.2)	(4,164)	(2,811)	(2,076)
Changes in the fair value of warrants (Note 18.5.1)	(2,182)	16,498	6,840
Net changes in foreign exchange rate	14,328	3,068	(2,991)
Discount of assets and liabilities at present value	(2,300)	(3,432)	(10)
Impairment of financial assets	—	(4,839)	—
Changes in the fair value of financial assets	5,061	(645)	873
Interest expense on lease liabilities (Note 15)	(1,079)	(1,641)	(1,561)
Discount for well plugging and abandonment (Note 22.1)	(2,546)	(2,584)	(1,723)
Remeasurements of borrowings (1) (Note 18.2)	(19,163)	—	—
Other	4,851	633	(67)

Total other financial results	(7,194)	4,247	(715)

(1)	Related to borrowings in UVA, adjusted by CER.